CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 11,193	$ 15,585	$ 14,631
COST OF REVENUES	(4,069)	(8,646)	(9,340)
GROSS PROFIT	7,124	6,939	5,291
RESEARCH AND DEVELOPMENT EXPENSES - net	(5,523)	(9,909)	(14,098)
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(8,908)	(13,419)	(16,498)
OPERATING LOSS	(7,307)	(16,389)	(25,305)
FINANCIAL EXPENSES - net	(1,473)	(4,991)	(1,642)
INCOME (EXPENSES) FROM DEVALUATION (REVAULATION) OF CONVERSION FEATURE EMBEDDED IN SERIES A CONVERTIBLE NOTES	(118)	1	(28)
INCOME FROM DEVALUATION OF SERIES B CONVERTIBLE NOTES	1,985	3,621
OTHER INCOME	446	369	1,624
NET LOSS	(6,467)	(17,389)	(25,351)
LOSS PER SHARE (?EPS?):
Basic	$ (0.24)	$ (0.77)	$ (1.33)
Diluted	$ (0.27)	$ (0.84)	$ (1.33)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EPS (in thousands):
Basic	26,477	22,689	19,024
Diluted	29,830	24,484	19,024
Other comprehensive loss:
Gain (Loss) on available-for-sale marketable securities	(205)	261	540
COMPREHENSIVE LOSS FOR THE YEAR	$ (6,672)	$ (17,128)	$ (24,811)